                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                   Chicago, Illinois          July 26, 2007
------------------------------------   ------------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          168

Form 13F Information Table Value Total:       424615
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

FORM 13F
                                  30-Jun-07


                                   Title of                  Value     Shares/  Sh/ Put/   Invstmt   Other        Voting Authority
Name of Issuer                      class       CUSIP      (x$1000)   Prn Amt  Prn  Call   Dscretn  Managers    Sole  Shared   None
---------------------------        --------   ---------    --------   -------  ---  ----   -------  --------  ----------------------
3M Company                           COM      88579y101      5768       66456  SH           Sole               60650            5776
AON Corp                             COM      037389103       125        2940  SH           Sole                2140             800
AT&T Inc. - (New)                    COM      00206R102      1516       36540  SH           Sole               24378           12162
Abbott Labs                          COM      002824100      1235       23058  SH           Sole               15388            7670
Accenture, Ltd.                      COM      G1150G111      2485       57945  SH           Sole               54720            3225
Adobe Systems Inc.                   COM      00724F101      2388       59488  SH           Sole               56385            3053
Altera Corp                          COM      021441100       480       21678  SH           Sole               21678
Altria Group Inc.                    COM      02209s103       518        7381  SH           Sole                7081             300
Ambac Financial Group, Inc.          COM      023139108       266        3050  SH           Sole                3050
American Express                     COM      025816109       649       10611  SH           Sole               10011             600
American International Group         COM      026874107      9412      134398  SH           Sole               29278          105120
Amgen, Inc.                          COM      031162100      2131       38550  SH           Sole               34280            4240
Amphenol Corporation                 COM      032095101     10941      306910  SH           Sole              105190          201720
Anadarko Petroleum                   COM      032511107       355        6824  SH           Sole                 924            5900
Apache Corp                          COM      037411105       912       11175  SH           Sole               10525             650
Apple, Inc.                          COM      037833100      3604       29535  SH           Sole               29005             500
Autodesk, Inc.                       COM      052769106      3526       74897  SH           Sole               72497            2400
Automatic Data Processing            COM      053015103      7084      146160  SH           Sole               47010           99100
BP PLC ADR United Kingdom            COM      055622104      4113       57017  SH           Sole               23346           33671
Bank of America Corporation          COM      060505104      9698      198368  SH           Sole               47651          150682
Bank of Hawaii Corporation           COM      062540109       383        7424  SH           Sole                                7424
Becton Dickinson & Company           COM      075887109       313        4200  SH           Sole                4200
Bed Bath & Beyond, Inc.              COM      075896100      5408      150275  SH           Sole               41475          108800
Bristol Meyers Squibb Co             COM      110122108      1127       35700  SH           Sole               24610           11090
Capital One Financial Corp           COM      14040H105       231        2950  SH           Sole                2950
Caterpillar Inc.                     COM      149123101       345        4400  SH           Sole                3200            1200
Chevron Corp                         COM      166764100      5213       61888  SH           Sole               35816           26072

Cisco Systems                        COM      17275R102      2791      100208  SH           Sole               74283           25925
Citigroup Inc.                       COM      172967101      1823       35547  SH           Sole               26910            8637
Coca-Cola Co                         COM      191216100      1174       22445  SH           Sole               12770            9675
Cognizant Technology Solutions       COM      192446102      4856       64745  SH           Sole               56990            7725
Cognos, Inc.                         COM      19244c109      1106       27850  SH           Sole               24750            3100
Colgate Palmolive Company            COM      194162103       339        5230  SH           Sole                5005             225
ConocoPhillips                       COM      20825c104       197        2510  SH           Sole                1010            1500
Consolidated-Tomoka Land Co.         COM      210226106       333        4809  SH           Sole                                4809
Costco Wholesale Corp.               COM      22160K105       202        3453  SH           Sole                 453            3000
Covance, Inc.                        COM      222816100      7668      111850  SH           Sole               33720           78100
Crane Co.                            COM      224399105       920       20250  SH           Sole               20250
Danaher Corp                         COM      235851102      7744      102570  SH           Sole               41740           60800
Devon Energy Corporation             COM      25179m103      5038       64350  SH           Sole               11870           52480
Dominion Resources                   COM      25746U109       255        2960  SH           Sole                1550            1410
Dow Chemical Corporation             COM      260543103       316        7138  SH           Sole                3138            4000
Duke Energy Corp                     COM      26441C105       204       11170  SH           Sole               10170            1000
E I DuPont De Nemours & Co           COM      263534109       831       16343  SH           Sole               16343
EMC Corporation                      COM      268648102       667       36850  SH           Sole               22850           14000
Ecolab Inc.                          COM      278865100      4688      109785  SH           Sole               35110           74675
Eli Lilly & Co.                      COM      532457108       229        4098  SH           Sole                1650            2448
Emerson Electric                     COM      291011104      1345       28740  SH           Sole               23940            4800
Express Scripts Inc Cl A             COM      302182100     12996      259866  SH           Sole              118956          140860
Exxon Mobil Corp                     COM      30231g102     13326      158865  SH           Sole               54677          104188
FPL Group Inc.                       COM      302571104       329        5800  SH           Sole                3000            2800
FedEx Corp                           COM      31428x106      7839       70640  SH           Sole               20615           50005
Fiserv Inc.                          COM      337738108       349        6137  SH           Sole                6137
Gateway 2000                         COM      367626108        24       15000  SH           Sole                               15000
Genentech Inc.                       COM      368710406      5131       67810  SH           Sole               26140           41645
General Electric Co.                 COM      369604103     13440      351099  SH           Sole              175331          175768
General Mills Inc.                   COM      370334104       610       10442  SH           Sole               10442
Genzyme Corp General                 COM      372917104       450        6990  SH           Sole                5340            1650
Goldman Sachs Group, Inc.            COM      38141G104      4759       21955  SH           Sole               20195            1750
Grainger WW Inc                      COM      384802104       424        4555  SH           Sole                2855            1700
Harley Davidson Inc.                 COM      412822108       951       15956  SH           Sole               14606            1350
Hartmarx Corporation                 COM      417119104       171       21400  SH           Sole                               21400
Hess Corporation                     COM      42809H107       335        5676  SH           Sole                5676
Hewlett-Packard Company              COM      428236103      6436      144249  SH           Sole               11249          133000

Home Depot Inc.                      COM      437076102       700       17785  SH           Sole               16625            1160
Honeywell International              COM      438516106      5337       94830  SH           Sole                3100           91730
Hormel Foods Corp                    COM      440452100       261        7000  SH           Sole                                7000
Illinois Tool Works, Inc.            COM      452308109      3971       73282  SH           Sole               67632            5600
Intel Corporation                    COM      458140100       499       21033  SH           Sole               17633            3400
International Business Machine       COM      459200101       876        8326  SH           Sole                5628            2698
Intuititve Surgical, Inc.            COM      46120e602       865        6235  SH           Sole                 285            5950
JPMorgan Chase & Co.                 COM      46625h100      9044      186666  SH           Sole               30099          156517
Jacobs Engineering                   COM      469814107      4585       79717  SH           Sole               76342            3375
Johnson & Johnson                    COM      478160104     11001      178528  SH           Sole               94597           83901
Johnson Controls, Inc.               COM      478366107      4668       40318  SH           Sole               36243            4075
Kimberly Clark Corporation           COM      494368103       689       10300  SH           Sole                6200            4100
Kraft Foods Inc                      COM      50075n104       258        7306  SH           Sole                7099             207
L-3 Communications Holdings, I       COM      502424104      1180       12120  SH           Sole               11420             700
Linear Technology Corp               COM      535678106       376       10380  SH           Sole               10380
Lowes Companies Inc.                 COM      548661107      1423       46380  SH           Sole               39400            6980
MAF Bancorp Inc.                     COM      55261R108       244        4500  SH           Sole                                4500
Marsh & McLennan Companies, In       COM      571748102       244        7900  SH           Sole                7900
McDonalds Corporation                COM      580135101      1311       25827  SH           Sole               25154             673
Medtronic Inc.                       COM      585055106      2500       48215  SH           Sole               42065            6100
Merck & Co., Inc.                    COM      589331107       792       15912  SH           Sole               15912
Microsoft Corporation                COM      594918104      2646       89788  SH           Sole               62614           27174
National Fuel Gas Co                 COM      636180101       563       13000  SH           Sole                               13000
Northern Trust Company               COM      665859104      2341       36436  SH           Sole               28286            8150
Novartis AG ADR                      COM      66987v109      7755      138315  SH           Sole               56575           81710
O.T. Mining Corporation              COM      671061109        54       30000  SH           Sole                               30000
Occidental Petroleum Corp            COM      674599105      3371       58245  SH           Sole                1000           57245
Omnicom Group                        COM      681919106      1611       30450  SH           Sole               24520            5930
Oracle Corp                          COM      68389X105       214       10875  SH           Sole               10800              75
Pepsico Inc.                         COM      713448108      2846       43883  SH           Sole               28183           15700
Pfizer, Inc                          COM      717081103      4654      182015  SH           Sole              134284           47731
Pharmaceutical Product Develop       COM      717124101      1245       32540  SH           Sole                9200           23340
PrivateBancorp, Inc.                 COM      742962103       779       27050  SH           Sole               12500           14550
Procter & Gamble Company             COM      742718109     12348      201805  SH           Sole               96455          105315
Psychiatric Solutions, Inc.          COM      74439H108      3329       91800  SH           Sole                1500           90300
Qualcomm Inc.                        COM      747525103      6961      160420  SH           Sole               34725          125695
Raytheon Co                          COM      755111507       358        6652  SH           Sole                6652

Royal Dutch Shell PLC ADR CL A       COM      780259206       879       10821  SH           Sole                5021            5800
SRA International, Inc.              COM      78464R105       338       13400  SH           Sole                9700            3700
Sara Lee Corp                        COM      803111103       628       36081  SH           Sole               18711           17370
Schlumberger Ltd                     COM      806857108      1688       19878  SH           Sole               17678            2200
Sinofert Holdings Ltd.(Hong Ko       COM      B0CJMD1          18       26000  SH           Sole                               26000
Sprint Nextel Corporation            COM      852061100       314       15139  SH           Sole                5519            9620
St. Jude Medical                     COM      790849103      4192      101040  SH           Sole               32995           68045
Starbucks Corp                       COM      855244109      3733      142261  SH           Sole              135831            6360
State Street Corporation             COM      857477103       834       12190  SH           Sole                9900            2290
Stericycle Inc.                      COM      858912108      4352       97880  SH           Sole               91470            6350
Stryker Corporation                  COM      863667101      5699       90335  SH           Sole               14550           75785
Suntrust Banks Inc                   COM      867914103       313        3650  SH           Sole                 350            3300
Sysco Corp                           COM      871829107      4180      126720  SH           Sole               88178           38542
T Rowe & Associates                  COM      74144T108      1779       34290  SH           Sole               31240            3050
Target Corporation                   COM      87612e106      1937       30455  SH           Sole               25000            5455
Teva Pharmaceutical Industries       COM      881624209      1741       42200  SH           Sole               34025            8175
Texas Instruments Inc.               COM      882508104      9369      248965  SH           Sole               96800          152105
Thermo Fisher Scientific, Inc.       COM      883556102     11137      215340  SH           Sole               60305          155035
Toyota Motor Corp                    COM      892331307      1787       14200  SH           Sole               14000             200
Transocean Inc.                      COM      G90078109       503        4748  SH           Sole                3848             900
UTi Worldwide, Inc.                  COM      G87210103      2226       83080  SH           Sole               76005            7075
United Technologies Corp             COM      913017109       348        4910  SH           Sole                3510            1400
UnitedHealth Group, Inc.             COM      91324p102       743       14525  SH           Sole               11675            2850
Verizon Communications               COM      92343V104       587       14269  SH           Sole                8601            5668
Videorec Technologies-Private        COM      926990656         0       18438  SH           Sole                               18438
Wachovia Corp                        COM      929903102       579       11300  SH           Sole                7000            4300
Wal Mart Stores, Inc.                COM      931142103       443        9200  SH           Sole                8900             300
Walgreen Co                          COM      931422109     12643      290369  SH           Sole               85720          204609
Walt Disney Productions              COM      254687106       218        6372  SH           Sole                1372            5000
Waste Management Inc                 COM      94106L109       206        5288  SH           Sole                                5288
WellPoint, Inc.                      COM      94973V107       245        3075  SH           Sole                2225             850
Wells Fargo & Co.-New                COM      949746101     12280      349160  SH           Sole              144550          204550
William Wrigley Jr Co                COM      982526105       261        4715  SH           Sole                                4715
Wyeth                                COM      983024100       947       16511  SH           Sole               15511            1000
Zimmer Holdings, Inc.                COM      98956P102      1901       22390  SH           Sole               15340            7050
Dodge & Cox Stock Fund                        256219106       556    3431.473  SH           Sole            3070.486         360.987
Henderson Global Tech Fund-A                  425067105       551    33484.86  SH           Sole            8557.452         24927.4

ICM Small Company Portfolio                   00758M220       237    5728.279  SH           Sole                            5728.279
Liberty Acorn Fund Cl Z                       53015p403       856    26117.55  SH           Sole             3778.42        22339.13
Vanguard Total Stock Market In                922908306       285     7837.56  SH           Sole             7837.56
Midcap SPDR Trust Series 1           ETF      595635103       486        2984  SH           Sole                2434             550
SPDR Trust, Series 1                 ETF      78462f103      2544       16909  SH           Sole               12915            3994
iPATH Dow Jones AIG Commodity        ETF      06738C778       203        4000  SH           Sole                                4000
iShares Lehman Aggregate Bond        ETF      464287226       637        6481  SH           Sole                5231            1250
iShares Lehman US Treasury INF       ETF      464287176      1077       10885  SH           Sole                5635            5250
iShares MSCI Emerging Mkt            ETF      464287234      3908       29681  SH           Sole               12066           17615
iShares MSCI Japan Index Fund        ETF      464286848       360       24800  SH           Sole               10300           14500
iShares Nasdaq Biotech Index         ETF      464287556      1166       14925  SH           Sole               10700            4225
iShares Russell Midcap Index F       ETF      464287499       453        4157  SH           Sole                4157
iShares S&P 500 Index Fund           ETF      464287200       304        2018  SH           Sole                2018
iShares S&P Smallcap 600 Index       ETF      464287804      1999       28109  SH           Sole               21384            6725
iShares Tr Lehman 1-3 Year           ETF      464287457       299        3729  SH           Sole                2929             800
iShares Trust MSCI EAFE Index        ETF      464287465     14059      174064  SH           Sole              112037           62027
iShares Trust S&P MidCap 400 I       ETF      464287507      3131       35065  SH           Sole               31589            3476
ABN AMRO Capital Funding Trust       PFD      00372Q201      2008       86100  SH           Sole                               86100
American International Group 6       PFD      026874800       494       20000  SH           Sole                5500           14500
Barclays Bank PLC Pfd.               PFD      06739f390      1748       68400  SH           Sole               41500           26900
Deutsche Bank Capital Funding        PFD      25153u204       494       20000  SH           Sole                               20000
HSBC Finance Corporation 6.36%       PFD      40429C607       259       10200  SH           Sole                               10200
HSBC Holdings PLC Series A           PFD      404280604       572       24000  SH           Sole                               24000
Ing Groep NV                         PFD      456837608       899       36000  SH           Sole               12000           24000
Lehman Bros. 6% Pfd M                PFD      52520e200       243       10700  SH           Sole                8000            2700
Lehman Bros. 6.5% Pfd F              PFD      524908720       254       10000  SH           Sole                               10000
Royal Bk Scotland Group Plc 6.       PFD      780097796      1633       67200  SH           Sole               11800           55400
Royal Bk Scotland Grp PLC 6.60       PFD      780097739       250       10000  SH           Sole                               10000
Wells Fargo IX-5.625%                PFD      94979P203       542       24200  SH           Sole               14100           10100
Plains All Amer Pipeline L.P.                 726503105       637       10000  SH           Sole               10000
REPORT SUMMARY                         168 DATA RECORDS    424615                  0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED